Note 5 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2019 USD ($)
2020	$ 5,100,000
2021	5,100,000
2022	22,500,000
2023	7,500,000
Total	$ 40,200,000